SALE OF RENEWAL RIGHTS (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effects of Reinsurance [Line Items]
Gain on sale of renewal rights		$ (112)	$ 7	$ (283)
Other liabilities		797	$ 590
American International Group, Inc.
Effects of Reinsurance [Line Items]
Additional monthly consideration	$ 10
Additional monthly consideration, term	9 months
Severance costs		28
Impairments of capitalized software		83
Other nonrecurring expense		21
American International Group, Inc. | United States, United Kingdom, And Asia Pacific
Effects of Reinsurance [Line Items]
Aggregate purchase price	$ 252
Aggregate renewed premiums (in percent)	80.00%
Aggregate purchase price, not to exceed	$ 70
Gain on sale of renewal rights		204
Other liabilities		47
Other nonrecurring income		30
American International Group, Inc. | European Union
Effects of Reinsurance [Line Items]
Aggregate purchase price	$ 49
Gain on sale of renewal rights		$ 55